Financial Risk Management_A Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk For Derivatives(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Collateral Mitigate Credit Risk Of Derivative Abstract [Abstract]
Collateral Mitigate Credit Risk Of Derivative	₩ 802,170	₩ 460,670
Deposits and savings, securities and others	₩ 802,170	₩ 460,670